Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Premises and Equipment [Line Items]
2015	$ 1,301
2016	1,270
2017	1,277
2018	1,307
2019	992
Thereafter	2,511
Total minimum lease payments	$ 8,658